PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	December 31,	December 31,
	2024	2023
Buildings, including buildings held for lease	4,291,818	4,916,481
Facilities attached to buildings	327,513	326,530
Machinery and equipment	29,598	29,598
Vehicles	15,380	10,379
Tools, furniture and fixture	629,640	527,987
Land	7,589,561	6,703,125
Software	137,268	145,203
Subtotal	13,020,778	12,659,303
Less: accumulated depreciation	(848,158)	(757,985)
Less: accumulated impairment	(35,634)	(11,617)
Property, plant and equipment, net	12,136,986	11,889,701

Substantially all of buildings consist of buildings held for lease. Certain buildings held for lease were pledged to secure the Company’s loans, see Note 10.

Depreciation expense was JPY268,204, JPY190,153 and JPY160,829 for the years ended December 31, 2024, 2023 and 2022, respectively.